Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Movement in Property, Plant and Equipment [Roll Forward]
Cost, Beginning balance	$ 28,264	$ 19,131
Additions		8,888
Written-off	(7,740)	(703)
Effects of movements in exchange rates	(130)	948
Cost, Ending balance	20,394	28,264
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning balance	13,273	8,524
Depreciation	5,644	4,855
Disposal	(6,885)	(442)
Effects of movements in exchange rates	(78)	336
Accumulated depreciation, Ending balance	11,954	13,273
Carrying amounts	8,440	14,991
Office equipment
Movement in Property, Plant and Equipment [Roll Forward]
Cost, Beginning balance	28,264	19,131
Additions		8,888
Written-off	(7,740)	(703)
Effects of movements in exchange rates	(130)	948
Cost, Ending balance	20,394	28,264
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning balance	13,273	8,524
Depreciation	5,644	4,855
Disposal	(6,885)	(442)
Effects of movements in exchange rates	(78)	336
Accumulated depreciation, Ending balance	11,954	13,273
Carrying amounts	$ 8,440	$ 14,991